                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Semiannual Report


April 30, 2002
(Unaudited)

          -    CREDIT SUISSE
               INTERNATIONAL FUND


More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

    For the six months ended April 30, 2002, the Common Class shares of Credit Suisse International Fund(1) (the "Fund") had a gain of 1.01%, vs. a gain of 5.53% for the MSCI EAFE Index.(2)

    We attribute the Fund's underperformance to a combination of unfavorable stock selection and country weightings. Stock selection was least effective in the U.K. Two of our largest U.K. holdings were leading wireless telecommunications and pharmaceutical companies that significantly underperformed both the broad U.K. market and the EAFE benchmark as a whole. Other markets in which stock selection notably hurt were France, where we owned shares in the country's most prominent telecom and media names, both of which struggled to reduce their heavy debt levels; and Sweden, in which our biggest position -- albeit a small one in the context of the overall portfolio -- was a top telecom equipment producer whose near-term prospects worsened during the period.

    In terms of country weightings, our allocations to the U.K., Germany and Hong Kong proved counterproductive. We moved to an underweight stance in the U.K. (I.E., versus EAFE) from a benchmark-neutral one, but the U.K. subsequently underperformed. As for Germany and Hong Kong, we overweighted both versus EAFE, which had the unintended effect of magnifying the negative impact of stock selection in each.

    The most positive contributions to performance came from our positioning in Japan and South Korea. In Japan, we enjoyed the twin benefits of underweighting a market that underperformed the benchmark and generating superior stock selection. We allocated assets to South Korea in line with our enthusiasm about emerging markets, which are not included in EAFE, and our individual holdings there significantly outperformed.

    Looking ahead, we are optimistic about the prospects for global equity markets. The linchpin of our view is our confidence that the evolving rebound in the U.S. economy will probably be the rising tide that will lift the boat of stocks both in the U.S. and overseas. Debate on the U.S. macroeconomic outlook no longer centers on "Will there be a recovery?"; instead, the key question has become, "How sustainable and deep will the recovery be?" We believe that the implications for corporate earnings -- and, therefore, stock prices -- are decidedly favorable.

    The following is a summary of our views on the major geographies in which the Fund invests:

    CONTINENTAL EUROPE. On the plus side, a variety of fresh data indicate that Continental macroeconomic conditions are improving, and equity valuations are lower than those in the U.S. At the same time, however, we see less upside for earnings growth because European companies have not slashed their costs enough to set the stage for better profitability down the road. Hence our benchmark-neutral stance on the Continent.

    THE U.K. We have reduced U.K. exposure to an underweight from benchmark-neutral, based on two main concerns. First, it seems increasingly probable that the Bank of England will be among the first major central banks to raise interest rates after the global easing cycle of 2001. Second, the U.K. market is historically defensive in nature, meaning that it is likely to underperform as the global macroeconomic climate gets better.

    JAPAN. We see near-term opportunity in Japan and have cut the degree of our underweight there accordingly. Our tactical shift rests on growing evidence that export-based manufacturers, which account for a healthy percentage of publicly traded Japanese companies, are reaping the gains of the U.S.'s macroeconomic recovery; as well as the government's recent steps to bolster share prices by making it harder to sell stocks short.

    EMERGING MARKETS. In our opinion, the stars are aligned in favor of investment in emerging equity markets. We see their rally of recent months as having further to go, fuelled by the potent combination of global macroeconomic growth, valuations that remain relatively cheap and investors' rising tolerance for risk.

Steven D. Bleiberg                                      Richard W. Watt
Co-Portfolio Manager                                    Co-Portfolio Manager


Emily Alejo                                             Staci Lombard
Co-Portfolio Manager                                    Co-Portfolio Manager

    INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.


                 SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/2002)

                                                                     SINCE                      INCEPTION
               CLASS                  ONE YEAR                     INCEPTION                      DATE
               -----                  --------                     ---------                      ----
              Common                     -17.23%                      -18.69%                   8/01/2000


----------
(1) Name changed from Credit Suisse Warburg Pincus International Equity II Fund effective December 12, 2001.
(2) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                       ------            -----
COMMON STOCKS (100.9%)
AUSTRALIA (4.0%)
BANKS (1.7%)
     Australia & New Zealand Banking Group, Ltd.         34,448    $     351,062
                                                                   -------------
MEDIA (0.9%)
     News Corporation, Ltd.                              30,003          195,895
                                                                   -------------
METALS & MINING (1.4%)
     Rio Tinto, Ltd.                                     15,643          303,215
                                                                   -------------
TOTAL AUSTRALIA                                                          850,172
                                                                   -------------
BRAZIL (1.7%)
BANKS (0.4%)
     Banco Bradesco SA                                    2,600           76,986
                                                                   -------------
BEVERAGES (0.4%)
     Companhia de Bebidas das Americas ADR                4,200           88,074
                                                                   -------------
METALS & MINING (0.4%)
     Companhia Vale do Rio Doce ADR                       3,200           85,920
                                                                   -------------
OIL & GAS (0.5%)
     Petroleo Brasileiro SA ADR                           4,500          105,300
                                                                   -------------
TOTAL BRAZIL                                                             356,280
                                                                   -------------
CHINA (0.4%)
ELECTRIC UTILITIES (0.4%)
     Beijing Datang Power Generation Company, Ltd.      208,000           80,676
                                                                   -------------
TOTAL CHINA                                                               80,676
                                                                   -------------
FINLAND (1.1%)
COMMUNICATIONS EQUIPMENT (1.1%)
     Nokia Oyj Class A                                   15,036          243,331
                                                                   -------------
TOTAL FINLAND                                                            243,331
                                                                   -------------
FRANCE (13.0%)
AUTOMOBILES (1.4%)
     PSA Peugeot Citroen                                  5,851          291,024
                                                                   -------------
BANKS (3.0%)
     BNP Paribas SA                                       7,702          402,523
     Credit Agricole SA(1)                               10,759          227,436
                                                                   -------------
                                                                         629,959
                                                                   -------------
BUILDING PRODUCTS (1.7%)
     Compagnie de Saint Gobain                            2,135          365,520
                                                                   -------------
CONSTRUCTION MATERIALS (0.6%)
     Lafarge SA                                           1,347          127,807
                                                                   -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
     France Telecom SA                                    3,532           85,802
                                                                   -------------


                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                       SHARES       VALUE
                                                                       ------       -----
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
ELECTRICAL EQUIPMENT (0.9%)
     Schneider Electric SA                                             3,935    $     189,873
                                                                                -------------
MEDIA (1.2%)
     Vivendi Universal SA                                              7,963          253,931
                                                                                -------------
MULTI-UTILITIES (1.2%)
     Suez SA                                                           8,863          263,944
                                                                                -------------
OIL & GAS (2.6%)
     TotalFinaElf SA                                                   3,573          541,525
                                                                                -------------
TOTAL FRANCE                                                                        2,749,385
                                                                                -------------
GERMANY (8.5%)
BANKS (0.6%)
     Deutsche Bank AG                                                  1,784          118,313
                                                                                -------------
CHEMICALS (1.0%)
     Bayer AG                                                          6,570          215,312
                                                                                -------------
ELECTRICAL UTILITY (1.2%)
     E.On AG                                                           4,900          255,246
                                                                                -------------
HOTELS RESTAURANTS & LEISURE (1.2%)
     Preussag AG                                                       9,018          247,026
                                                                                -------------
INDUSTRIAL CONGLOMERATES (1.1%)
     Siemens AG                                                        3,822          232,497
                                                                                -------------
INSURANCE (2.7%)
     Allianz AG                                                        1,363          321,102
     Muenchener Rueckversicherungs-Gesellschaft AG                       970          240,369
                                                                                -------------
                                                                                      561,471
                                                                                -------------
SOFTWARE (0.7%)
     Systeme, Anwendungen, Produkte in der Datenverarbeitung AG        1,157          150,762
                                                                                -------------
TOTAL GERMANY                                                                       1,780,627
                                                                                -------------
HONG KONG (3.5%)
BANKS (1.1%)
     Hang Seng Bank, Ltd.                                             19,727          225,747
                                                                                -------------
DIVERSIFIED FINANCIALS (0.9%)
     Swire Pacific, Ltd. Class A                                      30,500          182,629
                                                                                -------------
INDUSTRIAL CONGLOMERATES (0.5%)
     Hutchison Whampoa, Ltd.                                          12,000          105,396
                                                                                -------------
OIL & GAS (0.5%)
     CNOOC, Ltd.                                                      77,500          102,351
                                                                                -------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
     China Mobile, Ltd(1)                                             34,000          111,384
                                                                                -------------
TOTAL HONG KONG                                                                       727,507
                                                                                -------------


                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES              VALUE
                                                                 ------              -----
COMMON STOCKS (CONTINUED)
ITALY (4.8%)
INSURANCE (1.3%)
     Assicurazioni Generali SpA                                  11,317          $     273,495
                                                                                 -------------
OIL & GAS (2.5%)
     ENI SpA                                                     33,760                518,664
                                                                                 -------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.0%)
     Telecom Italia Mobile SpA                                   49,570                216,631
                                                                                 -------------
TOTAL ITALY                                                                          1,008,790
                                                                                 -------------
JAPAN (16.1%)
AUTOMOBILES (1.6%)
     Nissan Motor Company, Ltd.                                  23,000                176,978
     Toyota Motor Corp.                                           6,300                171,729
                                                                                 -------------
                                                                                       348,707
                                                                                 -------------
BEVERAGES (0.8%)
     Asahi Breweries, Ltd.                                       18,000                165,841
                                                                                 -------------
DIVERSIFIED FINANCIALS (0.7%)
     Nomura Holdings, Inc.                                       11,000                153,349
                                                                                 -------------
HOUSEHOLD DURABLES (1.2%)
     Sony Corp.                                                   4,600                247,196
                                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS (2.2%)
     Nintendo Company, Ltd.                                       1,900                266,355
     Sega Corp.(1)                                                8,600                192,897
                                                                                 -------------
                                                                                       459,252
                                                                                 -------------
MACHINERY (2.1%)
     Fanuc, Ltd.                                                  2,800                155,265
     NSK Ltd.                                                    34,000                147,757
     SMC Corp.                                                    1,200                143,738
                                                                                 -------------
                                                                                       446,760
                                                                                 -------------
MARINE (0.7%)
     Nippon Yusen Kabushiki Kaisha                               43,000                143,333
                                                                                 -------------
MULTILINE RETAIL (1.4%)
     Ito-Yokado Company, Ltd.                                     6,000                295,794
                                                                                 -------------
OFFICE ELECTRONICS (1.3%)
     Canon, Inc.                                                  7,000                268,224
                                                                                 -------------
PHARMACEUTICALS (0.8%)
     Takeda Chemical Industries, Ltd.                             4,000                175,078
                                                                                 -------------
REAL ESTATE (0.7%)
     Mitsui Fudosan Company, Ltd.                                18,000                141,308
                                                                                 -------------


                 See Accompanying Notes to Financial Statements.

                                                            NUMBER OF
                                                              SHARES              VALUE
                                                              ------              -----
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (2.6%)
     NTT DoCoMo, Inc.                                            119          $     301,207
     NTT DoCoMo, Inc. - New Shares(1)                             96                244,486
                                                                              -------------
                                                                                    545,693
                                                                              -------------
TOTAL JAPAN                                                                       3,390,535
                                                                              -------------
LUXEMBOURG (1.0%)
CONTAINERS & PACKAGING (1.0%)
     Arcelor SA(1)                                            14,616                201,502
                                                                              -------------
TOTAL LUXEMBOURG                                                                    201,502
                                                                              -------------
MEXICO (2.8%)
BANKS (0.4%)
     Grupo Financiero BBVA Bancomer SA de CV ADR(1)            4,200                 83,415
                                                                              -------------
BEVERAGES (0.2%)
     Coca-Cola Femsa SA ADR                                    1,800                 50,004
                                                                              -------------
CONSTRUCTION MATERIALS (0.5%)
     Cemex SA de CV ADR                                        3,500                110,950
                                                                              -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Telefonos de Mexico SA de CV ADR                          2,800                105,952
                                                                              -------------
MEDIA (0.3%)
     Grupo Televisa SA de CV ADR(1)                            1,600                 72,320
                                                                              -------------
MULTILINE RETAIL (0.4%)
     Wal-Mart de Mexico SA de CV ADR(1)                        2,800                 93,629
                                                                              -------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
     America Movil SA de CV ADR                                5,200                 96,980
                                                                              -------------
TOTAL MEXICO                                                                        613,250
                                                                              -------------
NETHERLANDS (6.6%)
BANKS (1.6%)
     ABN AMRO Holding NV                                      17,107                339,122
                                                                              -------------
DIVERSIFIED FINANCIALS (1.6%)
     ING Groep NV                                             12,550                331,337
                                                                              -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Koninklijke (Royal) KPN NV                               23,223                105,256
                                                                              -------------
FOOD & DRUG RETAILING (1.3%)
     Koninklijke Ahold NV                                     11,321                283,079
                                                                              -------------
HOUSEHOLD DURABLES (1.6%)
     Koninklijke (Royal) Philips Electronics NV               11,174                345,050
                                                                              -------------
TOTAL NETHERLANDS                                                                 1,403,844
                                                                              -------------
SINGAPORE (1.4%)
BANKS (1.0%)
     DBS Group Holdings, Ltd.                                 27,000                208,644
                                                                              -------------


                See Accompanying Notes to Financial Statements.

                                                                       NUMBER OF
                                                                         SHARES           VALUE
                                                                         ------           -----
SINGAPORE (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
     Venture Manufacturing, Ltd.                                         10,000        $     93,834
                                                                                       ------------
TOTAL SINGAPORE                                                                             302,478
                                                                                       ------------
SOUTH KOREA (3.0%)
BANKS (1.0%)
     Kookmin Bank ADR(1)                                                  4,352             202,368
                                                                                       ------------
ELECTRICAL EQUIPMENT (1.2%)
     Samsung Electronics Company, Ltd. GDR                                1,771             261,134
                                                                                       ------------
METALS & MINING (0.4%)
     Posco                                                                3,200              78,240
                                                                                       ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
     SK Telecom Company, Ltd. ADR                                         3,900              83,421
                                                                                       ------------
TOTAL SOUTH KOREA                                                                           625,163
                                                                                       ------------
SPAIN (3.0%)
BANKS (1.5%)
     Banco Santander Central Hispano SA                                  34,795             322,307
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
     Telefonica SA(1)                                                    29,966             320,778
                                                                                       ------------
TOTAL SPAIN                                                                                 643,085
                                                                                       ------------
SWEDEN (0.6%)
COMMUNICATIONS EQUIPMENT (0.6%)
     Telefonaktiebolaget LM Ericsson AB                                  49,666             124,706
                                                                                       ------------
TOTAL SWEDEN                                                                                124,706
                                                                                       ------------
SWITZERLAND (11.6%)
BANKS (1.5%)
     UBS AG                                                               6,674             321,731
                                                                                       ------------
CHEMICALS (0.8%)
     Ciba Specialty Chemicals-AG                                          2,107             162,566
                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
     Adecco SA                                                            3,445             217,956
                                                                                       ------------
FOOD PRODUCTS (2.8%)
     Nestle SA                                                            2,467             583,208
                                                                                       ------------
INSURANCE (1.2%)
     Converium Holding AG1                                                1,482              81,504
     Zurich Financial Services AG                                           697             162,192
                                                                                       ------------
                                                                                            243,696
                                                                                       ------------

                See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                         SHARES            VALUE
                                                                         ------            -----
COMMON STOCKS (CONTINUED)
SWITZERLAND (CONTINUED)
PHARMACEUTICALS (4.3%)
     Novartis AG                                                         12,432        $    521,418
     Roche Holding AG                                                     4,997             378,605
                                                                                       ------------
                                                                                            900,023
                                                                                       ------------
TOTAL SWITZERLAND                                                                         2,429,180
                                                                                       ------------
TAIWAN (2.4%)
COMPUTERS & PERIPHERALS (1.2%)
     Asustek Computer, Inc. GDR                                          29,700             106,920
     Hon Hai Precision Industry Company, Ltd. GDR                         8,100              71,928
     Siliconware Precision Industries Co. ADR(1)                         15,581              74,166
                                                                                       ------------
                                                                                            253,014
                                                                                       ------------
SEMICONDUCTOR (1.2%)
     Taiwan Semiconductor Manufacturing Company, Ltd. ADR(1)              6,400             113,280
     United Microelectronics Corp. ADR(1)                                14,196             143,380
                                                                                       ------------
                                                                                            256,660
                                                                                       ------------
TOTAL TAIWAN                                                                                509,674
                                                                                       ------------
UNITED KINGDOM (15.4%)
AIR FREIGHT & COURIERS (1.0%)
     Exel PLC                                                            16,858             216,191
                                                                                       ------------
BANKS (3.0%)
     Abbey National PLC                                                   8,974             142,679
     Barclays PLC                                                        16,108             141,080
     HSBC Holdings PLC                                                   10,961             129,385
     Lloyds TSB Group PLC                                                 4,477              51,477
     Royal Bank of Scotland Group PLC                                     5,593             160,405
                                                                                       ------------
                                                                                            625,026
                                                                                       ------------
BEVERAGES (1.5%)
   Diageo PLC                                                            18,158             241,066
     Scottish & Newcastle PLC                                             7,904              72,336
                                                                                       ------------
                                                                                            313,402
                                                                                       ------------
CHEMICALS (0.9%)
     BOC Group PLC                                                       12,625             191,344
                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
     Brambles Industries PLC                                             38,753             192,014
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.9%)
     BT Group PLC                                                        51,396             193,241
                                                                                       ------------
ELECTRIC UTILITIES (0.5%)
     Scottish Power PLC                                                  17,136              98,641
                                                                                       ------------
FOOD & DRUG RETAILING (0.5%)
     Cadbury Schweppes PLC                                               13,125              99,556
                                                                                       ------------

                See Accompanying Notes to Financial Statements.

                                                                       NUMBER OF
                                                                         SHARES           VALUE
                                                                         ------           -----
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
HOTELS RESTAURANTS & LEISURE (1.0%)
     Six Continents PLC                                                  18,996        $    210,252
                                                                                       ------------
INSURANCE (0.8%)
     CGNU PLC                                                            16,950             174,391
                                                                                       ------------
OIL & GAS (2.1%)
     BG Group PLC                                                        42,068             187,902
     BP PLC                                                              30,305             258,577
                                                                                       ------------
                                                                                            446,479
                                                                                       ------------
PHARMACEUTICALS (1.6%)
     GlaxoSmithKline PLC                                                 13,580             328,516
                                                                                       ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
     Vodafone Group PLC                                                  98,017             158,196
                                                                                       ------------
TOTAL UNITED KINGDOM                                                                      3,247,249
                                                                                       ------------

TOTAL COMMON STOCKS (Cost $19,594,872)                                                   21,287,434
                                                                                       ------------

PREFERRED STOCK (0.4%)
BRAZIL (0.4%)
ELECTRIC UTILITIES (0.4%)
     Centrais Eletricas Brasileiras SA ADR (Cost $94,759)                11,500              78,847
                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $19,689,6312)                                  21,366,281

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                              (282,101)
                                                                                       ------------

NET ASSETS (100.0%)                                                                    $ 21,084,180
                                                                                       ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

----------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $19,689,631)                                            $21,366,281
     Foreign currency (Cost $6,854)                                                           7,035
     Dividend, interest and reclaim receivable                                              140,186
     Receivable for investments sold                                                        897,900
     Prepaid expenses and other assets                                                       53,543
                                                                                        -----------
       Total Assets                                                                      22,464,945
                                                                                        -----------
LIABILITIES
     Advisory fee payable                                                                     6,015
     Administrative services fee payable                                                      1,585
     Distribution fee payable                                                                 6,519
     Trustees fee payable                                                                       444
     Loan payable                                                                         1,226,000
     Payable for investments purchased                                                      103,539
     Other accrued expenses payable                                                          36,663
                                                                                        -----------
       Total Liabilities                                                                  1,380,765
                                                                                        -----------
NET ASSETS
     Capital stock, $0.001 par value                                                          2,492
     Paid-in capital                                                                     27,997,412
     Accumulated net investment loss                                                        (86,935)
     Accumulated net realized loss on investments and foreign currency transactions      (8,508,479)
     Net unrealized appreciation from investments and foreign currency translations       1,679,690
                                                                                        -----------
       Net Assets                                                                       $21,084,180
                                                                                        ===========
COMMON SHARES
     Net assets                                                                         $   148,952
     Shares outstanding                                                                      17,476
                                                                                        -----------
     Net asset value, offering price and redemption price per share                     $      8.52
                                                                                        ===========
A SHARES
     Net assets                                                                         $18,002,832
     Shares outstanding                                                                   2,112,128
                                                                                        -----------
     Net asset value and redemption price per share                                     $      8.52
                                                                                        ===========
     Maximum offering price per share (net asset value/(1-5.75%))                       $      9.04
                                                                                        ===========
B SHARES
     Net assets                                                                         $ 2,718,460
     Shares outstanding                                                                     337,348
                                                                                        -----------
     Net asset value and offering price per share                                       $      8.06
                                                                                        ===========
C SHARES
     Net assets                                                                         $   213,936
     Shares outstanding                                                                      25,446
                                                                                        -----------
     Net asset value and offering price per share                                       $      8.41
                                                                                        ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                       $   204,325
     Interest                                                                                              4,681
     Foreign taxes withheld                                                                              (21,870)
                                                                                                     -----------
       Total investment income                                                                           187,136
                                                                                                     -----------
EXPENSES
     Investment advisory fees                                                                            134,084
     Administrative services fees                                                                         27,565
     Shareholder servicing/Distribution fees                                                              42,106
     Registration fees                                                                                    31,987
     Transfer agent fees                                                                                  20,367
     Legal fees                                                                                           19,610
     Printing fees                                                                                        16,823
     Custodian fees                                                                                       10,056
     Audit fees                                                                                            6,534
     Trustees fees                                                                                         1,953
     Interest expense                                                                                      1,075
     Insurance expense                                                                                       257
     Miscellaneous expense                                                                                 3,200
                                                                                                     -----------
       Total expenses                                                                                    315,617
     Less: fees waived                                                                                   (41,546)
                                                                                                     -----------
       Net expenses                                                                                      274,071
                                                                                                     -----------
          Net investment loss                                                                            (86,935)
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                               (5,800,950)
     Net realized loss from foreign currency transactions                                                (67,005)
     Net change in unrealized appreciation (depreciation) from investments                             6,411,514
     Net change in unrealized appreciation (depreciation) from foreign currency translations               2,776
                                                                                                     -----------
     Net realized and unrealized gain from investments and foreign currency related items                546,335
                                                                                                     -----------
     Net increase in net assets resulting from operations                                            $   459,400
                                                                                                     ===========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS

                                                                               FOR THE SIX MONTHS
                                                                                     ENDED           FOR THE YEAR
                                                                                 APRIL 30, 2002          ENDED
                                                                                  (UNAUDITED)       OCTOBER 31, 2001
                                                                               ------------------   ----------------
FROM OPERATIONS
  Net investment loss                                                            $    (86,935)      $   (167,107)
  Net loss on investments and foreign currency transactions                        (5,867,955)        (2,669,330)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                               6,414,290         (9,800,862)
                                                                                 ------------       ------------
    Net increase (decrease) in net assets resulting from operations                   459,400        (12,637,299)
                                                                                 ------------       ------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                                  (115)            (9,584)
    Class A shares                                                                    (14,850)        (3,155,230)
    Class B shares                                                                     (2,025)          (337,331)
    Class C shares                                                                       (132)           (12,608)
    Class D shares                                                                     (2,018)          (300,508)
                                                                                 ------------       ------------
    Net decrease in net assets from distributions                                     (19,140)        (3,815,261)
                                                                                 ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                                      4,612,597         36,891,065
  Reinvestment of distributions                                                        18,919          3,733,967
  Net asset value of shares redeemed                                              (16,585,155)       (54,646,490)
                                                                                 ------------       ------------
    Net decrease in net assets from capital share transactions                    (11,953,639)       (14,021,458)
                                                                                 ------------       ------------
  Net decrease in net assets                                                      (11,513,379)       (30,474,018)

NET ASSETS
  Beginning of period                                                              32,597,559         63,071,577
                                                                                 ------------       ------------
  End of period                                                                  $ 21,084,180       $ 32,597,559
                                                                                 ============       ============
ACCUMULATED NET INVESTMENT LOSS                                                  $    (86,935)      $         --
                                                                                 ============       ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(FOR A COMMON CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               FOR THE SIX
                                                               MONTHS ENDED          FOR THE YEAR ENDED OCTOBER 31,
                                                              APRIL 30, 2002         ------------------------------
                                                               (UNAUDITED)            2001                 2000(1)
                                                              --------------         -------              --------
PER SHARE DATA
   Net asset value, beginning of period                           $  8.44            $ 12.05               $ 13.05
                                                                  -------            -------               -------
INVESTMENT OPERATIONS
   Net investment loss                                              (0.02)             (0.05)(2)             (0.11)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                                  0.11              (2.79)                (0.89)
                                                                  -------            -------               -------
        Total from investment operations                             0.09              (2.84)                (1.00)
                                                                  -------            -------               -------
LESS DISTRIBUTIONS
   Distributions from net realized gains                            (0.01)             (0.77)                   --
                                                                  -------            -------               -------
NET ASSET VALUE, END OF PERIOD                                    $  8.52            $  8.44               $ 12.05
                                                                  =======            =======               =======

       Total return                                                  1.01%(3)         (24.87)%               (7.66)%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                       $   149            $   181               $   138
     Ratio of expenses to average net assets                         1.98%(4)           1.90%                 1.63%(4)
     Ratio of net investment loss to average net assets             (0.56)%(4)         (0.49)%               (0.87)%(4)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                          0.32%(4)             --%                   --%
   Portfolio turnover rate                                             69%                48%                   45%

----------

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3)  Non-annualized.

(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse International Fund, formerly Credit Suisse Warburg Pincus International Equity II Fund (the "Fund") a portfolio of the Credit Suisse Opportunity Funds, a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital.

     The Fund offers four classes of shares: Common, Class A, Class B, and Class C shares. Effective December 12, 2001, Common Class shares of the Fund were closed to new investments, except for reinvestments of dividends. Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, the Class D shares closed. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of up to .25% of the average daily net assets value of the Fund's common class shares. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Class A, Class B, and Class C shares are contained in a separate book.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had no open forward foreign currency contracts.

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $134,084 and $41,546, respectively.

     Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $13,408.

    For its administrative services, PFPC is entitled to receive a fee exclusive of out-of-pocket expenses, based on the following fee structure:

      AVERAGE DAILY NET ASSETS                     ANNUAL RATE
      ------------------------                     -----------
      First $500 million               .08% of average daily net assets
      Next $1 billion                  .07% of average daily net assets
      Over $1.5 billion                .06% of average daily net assets

     For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $14,157.

     At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For the Common and Class A shares, the fee is calculated at an annual rate of .25% of average daily net assets, for the Common and Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                          SHAREHOLDER SERVICING/
   FUND                      DISTRIBUTION FEE
   ----                   ----------------------
   Common Class                  $   192
   Class A                         1,103
   Class B                        13,993
   Class C                        26,818
                                 -------
                                 $42,106
                                 =======

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $255, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $860 from commissions earned on the sale of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $5,450 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

     AVERAGE DAILY        WEIGHTED AVERAGE          MAXIMUM DAILY
     LOAN BALANCE          INTEREST RATE %        LOAN OUTSTANDING
     -------------        ----------------        ----------------
        $51,879                2.730%                $1,930,000

     Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $42,545,278 and $54,156,609, respectively.

     At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments (based on cost for federal income tax purposes) were $2,463,631, $786,800 and $1,676,831, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Fund were as follows:

                                                                       COMMON CLASS
                                                 ------------------------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED                    FOR THE
                                                     APRIL 30, 2002                   YEAR ENDED
                                                       (UNAUDITED)                 OCTOBER 31, 2001
                                                 ------------------------      ------------------------
                                                 SHARES          VALUE          SHARES         VALUE
                                                 ------          -----          ------         -----
Shares sold                                         806        $  7,000        158,124      $ 1,689,713
Shares issued in reinvestment
  of distributions                                   13             115              1                6
Shares redeemed                                  (4,791)        (40,941)      (148,113)      (1,600,488)
                                                 ------        --------       --------       ----------
Net increase (decrease)                          (3,972)       $(33,826)        10,012      $    89,231
                                                 ======        ========       ========      ===========

                                                                           CLASS A
                                             --------------------------------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2002                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2001
                                             ----------------------------             ---------------------------
                                               SHARES           VALUE                  SHARES           VALUE
                                               ------           -----                  ------           -----
Shares sold                                     444,199      $  3,743,787             3,193,475      $ 33,731,464
Shares issued in reinvestment
  of distributions                                1,684            14,724               282,477         3,093,124
Shares redeemed                              (1,453,225)      (12,396,364)           (4,753,159)      (50,032,264)

Net decrease                                 (1,007,342)     $ (8,637,853)           (1,277,207)     $(13,207,676)

                                                                           CLASS B
                                                -----------------------------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2002                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2001
                                                -------------------------              --------------------------
                                                SHARES            VALUE                 SHARES           VALUE
                                                ------            -----                 ------           -----
Shares sold                                      28,357         $ 228,631                43,363       $   394,883
Shares issued in reinvestment
  of distributions                                  233             1,930                31,241           327,721
Shares redeemed                                 (45,467)         (366,604)             (160,159)       (1,520,188)
                                                -------         ---------              --------       -----------
Net decrease                                    (16,877)        $(136,043)              (85,555)      $  (797,584)
                                                =======         =========              ========       ===========
                                                                           CLASS C
                                                -----------------------------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2002                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2001
                                                -------------------------              --------------------------
                                                SHARES            VALUE                 SHARES           VALUE
                                                ------            -----                 ------           -----
Shares sold                                      30,368         $ 246,351                24,303         $ 237,603
Shares issued in reinvestment
  of distributions                                   16               132                 1,200            12,608
Shares redeemed                                 (26,195)         (211,685)              (16,407)         (144,559)
                                                -------         ---------              --------       -----------
Net increase                                      4,189          $ 34,798                 9,096         $ 105,652
                                                =======         =========              ========       ===========
                                                                           CLASS D
                                                -----------------------------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2002                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2001
                                                -------------------------              --------------------------
                                                SHARES            VALUE                 SHARES           VALUE
                                                ------            -----                 ------           -----
Shares sold                                      46,539         $ 386,828                78,549         $ 837,402
Shares issued in reinvestment
  of distributions                                  229             2,018                27,319           300,508
Shares redeemed                                (411,242)       (3,569,561)             (133,183)       (1,348,991)
                                                -------         ---------              --------       -----------
Net decrease                                   (364,474)     $ (3,180,715)              (27,315)       $ (211,081)
                                                =======         =========              ========       ===========

SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 P.M. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

     To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                         % OF TOTAL           % OF TOTAL
                     SHARES          SHARES OUTSTANDING      SHARES VOTED
                     ------          ------------------      ------------
    For            2,421,423               75.83%             99.45%
    Against            4,828                0.15%              0.20%
    Abstain            8,664                0.27%              0.35%

     To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                      % OF TOTAL              % OF TOTAL
                     SHARES         SHARES OUTSTANDING        SHARES VOTED
                     ------         ------------------        ------------
    For            2,412,511              75.55%               99.08%
    Against            6,583               0.21%                0.27%
    Abstain           15,821               0.50%                0.65%

          This page intentionally left blank

P.O. BOX 9030, BOSTON, MA 02205-9030                       [CREDIT SUISSE ASSET
800-927-2874 - www.CreditSuisseFunds.com                   MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPINF-3-0402